Segment Information (Segment Assets) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2025		Mar. 31, 2025
Segment Reporting Information [Line Items]
Installment loans		¥ 4,208,241		¥ 4,081,019
Investment in operating leases		2,086,405		1,967,178
Investment in securities		3,393,331		3,234,547
Property under facility operations and servicing assets		767,159		771,851
Inventories		240,377		229,229
Equity method investments		1,240,679		1,320,015
Other assets		2,524,635		2,226,849
Segment Assets		17,604,283		16,866,251
Operating Segment
Segment Reporting Information [Line Items]
Net investment in leases		1,200,551		1,167,339
Installment loans		4,208,241		4,081,013
Investment in operating leases		2,077,912		1,958,039
Investment in securities		3,392,746		3,234,127
Property under facility operations and servicing assets		833,342		838,424
Inventories		240,152		228,997
Advances for finance lease and operating lease		110,183		116,873
Equity method investments		1,240,439		1,319,707
Advances for property under facility operations		85,588		78,404
Goodwill, intangible assets acquired in business combinations		1,293,656	[1]	1,108,962	[2]
Other assets	[3]	2,393,408		2,324,742
Segment Assets		17,076,218		16,456,627
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Net investment in leases		569,392		569,380
Installment loans		397,929		424,370
Investment in operating leases		583,204		557,625
Investment in securities		32,341		29,690
Property under facility operations and servicing assets		43,219		43,857
Inventories		643		433
Advances for finance lease and operating lease		5,242		6,177
Equity method investments		8,338		16,375
Advances for property under facility operations		19		143
Goodwill, intangible assets acquired in business combinations		24,774	[1]	25,268	[2]
Other assets	[3]	190,215		211,247
Segment Assets		1,855,316		1,884,565
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Net investment in leases		42,489		45,810
Installment loans		21		30
Investment in operating leases		329,729		311,377
Investment in securities		10,042		6,209
Property under facility operations and servicing assets		158,463		175,153
Inventories		192,716		182,652
Advances for finance lease and operating lease		66,865		78,044
Equity method investments		206,442		177,956
Advances for property under facility operations		7,578		7,401
Goodwill, intangible assets acquired in business combinations		49,752	[1]	50,801	[2]
Other assets	[3]	96,249		122,860
Segment Assets		1,160,346		1,158,293
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Net investment in leases		1,375		1,640
Installment loans		129,094		124,411
Investment in operating leases		46,504		46,796
Investment in securities		6,371		6,117
Property under facility operations and servicing assets		66,860		53,832
Inventories		41,897		41,021
Advances for finance lease and operating lease		39		3
Equity method investments		190,703		148,274
Advances for property under facility operations		3,383		728
Goodwill, intangible assets acquired in business combinations		337,643	[1]	331,003	[2]
Other assets	[3]	230,925		269,119
Segment Assets		1,054,794		1,022,944
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Net investment in leases		1,838		2,092
Installment loans		4,884		3,609
Investment in operating leases		229		237
Investment in securities		148,462		32,032
Property under facility operations and servicing assets		487,081		487,241
Inventories		2,330		2,551
Advances for finance lease and operating lease		0		0
Equity method investments		10,365		170,946
Advances for property under facility operations		74,608		70,081
Goodwill, intangible assets acquired in business combinations		112,496	[1]	120,743	[2]
Other assets	[3]	135,079		126,643
Segment Assets		977,372		1,016,175
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Net investment in leases		0		0
Installment loans		13,849		12,805
Investment in operating leases		26,050		26,167
Investment in securities		2,296,469		2,234,453
Property under facility operations and servicing assets		0		0
Inventories		0		0
Advances for finance lease and operating lease		0		0
Equity method investments		40,348		35,865
Advances for property under facility operations		0		0
Goodwill, intangible assets acquired in business combinations		4,452	[1]	4,452	[2]
Other assets	[3]	759,477		695,492
Segment Assets		3,140,645		3,009,234
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Net investment in leases		0		0
Installment loans		2,631,885		2,511,736
Investment in operating leases		0		0
Investment in securities		255,716		305,441
Property under facility operations and servicing assets		0		0
Inventories		0		0
Advances for finance lease and operating lease		0		0
Equity method investments		43,840		43,934
Advances for property under facility operations		0		0
Goodwill, intangible assets acquired in business combinations		0	[1]	0	[2]
Other assets	[3]	322,176		283,460
Segment Assets		3,253,617		3,144,571
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Net investment in leases		11,768		0
Installment loans		25,993		36,119
Investment in operating leases		626,577		599,813
Investment in securities		4,506		9,387
Property under facility operations and servicing assets		26		28
Inventories		1,842		1,588
Advances for finance lease and operating lease		34,820		27,816
Equity method investments		402,807		402,567
Advances for property under facility operations		0		0
Goodwill, intangible assets acquired in business combinations		50,960	[1]	43,024	[2]
Other assets	[3]	96,755		111,631
Segment Assets		1,256,054		1,231,973
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Net investment in leases		428		451
Installment loans		721,213		652,805
Investment in operating leases		27,312		21,260
Investment in securities		508,690		487,022
Property under facility operations and servicing assets		75,660		76,469
Inventories		518		137
Advances for finance lease and operating lease		0		0
Equity method investments		79,389		54,817
Advances for property under facility operations		0		0
Goodwill, intangible assets acquired in business combinations		329,036	[1]	171,884	[2]
Other assets	[3]	174,922		129,094
Segment Assets		1,917,168		1,593,939
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Net investment in leases		0		0
Installment loans		0		0
Investment in operating leases		0		0
Investment in securities		95,095		86,008
Property under facility operations and servicing assets		0		0
Inventories		0		0
Advances for finance lease and operating lease		0		0
Equity method investments		8,517		8,578
Advances for property under facility operations		0		0
Goodwill, intangible assets acquired in business combinations		377,703	[1]	354,801	[2]
Other assets	[3]	238,474		219,919
Segment Assets		719,789		669,306
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Net investment in leases		573,261		547,966
Installment loans		283,373		315,128
Investment in operating leases		438,307		394,764
Investment in securities		35,054		37,768
Property under facility operations and servicing assets		2,033		1,844
Inventories		206		615
Advances for finance lease and operating lease		3,217		4,833
Equity method investments		249,690		260,395
Advances for property under facility operations		0		51
Goodwill, intangible assets acquired in business combinations		6,840	[1]	6,986	[2]
Other assets	[3]	149,136		155,277
Segment Assets		¥ 1,741,117		¥ 1,725,627

[1]	In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests. Goodwill and intangible assets acquired in business combinations related to redeemable noncontrolling interests amount to ¥45,355 million. In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥6,841 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.
[2]	In ORIX USA segment, there are no goodwill or intangible assets acquired in business combinations related to noncontrolling interests or redeemable noncontrolling interests. In ORIX Europe segment, goodwill and intangible assets acquired in business combinations related to noncontrolling interests amount to ¥6,660 million, and there are no goodwill or intangible assets related to redeemable noncontrolling interests.
[3]	Other assets include cash and cash equivalents, restricted cash, allowance for credit losses, trade notes, accounts and other receivables, office facilities, loans to ORIX and its subsidiaries, and reinsurance recoverables.